Offerings	Aug. 25, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, no par value per share ("Ordinary Shares"), represented by American Depositary Shares ("ADSs") (2) issuable upon the exercise of options that are outstanding under the Quoin Pharmaceuticals Ltd. Amended and Restated Equity Incentive
Amount Registered | shares	47,493
Proposed Maximum Offering Price per Unit	27.30
Maximum Aggregate Offering Price	$ 1,296,558.90
Fee Rate	0.01531%
Amount of Registration Fee	$ 198.50
Offering Note	Note 1 - The securities to be registered include options to acquire Ordinary Shares represented by ADSs of Quoin Pharmaceuticals Ltd. (the "Registrant") issuable pursuant to the Registrant's Amended and Restated Equity Incentive Plan, as amended, (the "Plan"). Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional securities of the Registrant's that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration that results in an increase in the number of the Registrant's outstanding securities. ADSs issuable upon deposit of ordinary shares registered hereby have been registered under a separate registration statement on Form F-6 (Registration No. 333-212698) filed with the Securities and Exchange Commission. Each ADS represents thirty-five (35) Ordinary Shares. All of such shares are issuable upon the exercise of outstanding options under the Plan to purchase an aggregate of 1,662,255 Ordinary Shares represented by 47,493 ADSs at an exercise price of $27.30 per share. Pursuant to Rule 457(h)(1) under the Securities Act, the aggregate offering price and registration statement fee have been computed upon the basis of the price at which the options may be exercised.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares represented by ADSs issuable upon the exercise of options that are outstanding under the Plan
Amount Registered | shares	155,983
Proposed Maximum Offering Price per Unit	9.07
Maximum Aggregate Offering Price	$ 1,414,765.81
Fee Rate	0.01531%
Amount of Registration Fee	$ 216.60
Offering Note	Note 2 - Please see first two paragraphs of Note 1. All of such shares are issuable upon the exercise of outstanding options under the Plan to purchase an aggregate of 5,459,405 Ordinary Shares represented by 155,983 ADSs at an exercise price of $9.07 per share. Pursuant to Rule 457(h)(1) under the Securities Act, the aggregate offering price and registration statement fee have been computed upon the basis of the price at which the options may be exercised.